Acquisition of Aeterna Zentaris Inc. (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of purchase price to the fair values of assets acquired and liabilities assumed

Final Purchase Price Allocation

	Number	Amount
	#	$
Purchase price
Shares deemed issued to Aeterna shareholders(1)	1,213,967	8,485
Warrants issued to Aeterna shareholders(2)	633,543	4,422
Replacement share-based payment awards:
Equity-settled options(3)	12,949	9
Cash-settled DSUs(3)	49,230	344
Warrants deemed issued(4)	114,405	2
	2,024,094	13,262

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		26,037
Trade and other receivables		142
Inventories		64
Income tax receivables		119
Prepaid expenses and deposits		971
Restricted cash equivalents		328
Property and equipment		235
Intangible assets(5)		3,352
Accounts payable and accrued liabilities		(4,357)
Provisions		(424)
Income tax payable		(109)
Deferred revenues		(1,731)
Lease liabilities		(201)
Employee future benefits		(11,164)

Total identifiable net assets (liabilities)		13,262

(1)	The fair value of the 1,213,967 common shares deemed issued to Aeterna shareholders of $6.99 per share was based on the listed share price of Ceapro as at June 3, 2024 (CA$0.225), after giving effect to the exchange of each outstanding Ceapro common share for 0.02360 of a Aeterna common share and the foreign currency exchange rate.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

(2)	The fair value of the 633,543 New Warrants (“New Warrants”) issued to Aeterna shareholders was based on the listed share price of Ceapro as at June 3, 2024 of $6.99 (CA$0.225) less the exercise price of $0.01, after giving effect to the exchange of each outstanding Ceapro Common Share for 0.02360 of a Aeterna Zentaris Common Share and the foreign currency exchange rate.

(3)	In accordance with the terms of the Plan of Arrangement, Aeterna’s share-based payment awards held by employees of Aeterna continued with no modifications and are deemed to be replacement awards issued.
(4) The fair value of the 114,405 warrants deemed issued to Aeterna warrant holders was estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the warrants were issued, using the following assumptions: (5)The identifiable intangible assets consist of patents expiring between 2027 and 2041 which will be amortized on their respective remaining patent life. To estimate the fair value of the intangible assets, management uses the royalty relief method to value patents using discounted cash flow models. Management developed assumptions related to revenue, royalty rates and discount rates.
Share options [member]
IfrsStatementLineItems [Line Items]
Schedule of fair value at acquisition date was estimated using a Black-Scholes option

The fair value at acquisition date was estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the options were granted, using the following assumptions:

Options
Expected dividend yield	$0.0
Weighted average expected volatility	65%
Weighted average risk-free rate	4.01%
Weighted average expected life (years)	2.87
Share price	$6.99
Weighted average exercise price	$50.15
Weighted average fair value	$0.90

Warrants [member]
IfrsStatementLineItems [Line Items]
Schedule of fair value at acquisition date was estimated using a Black-Scholes option

Warrants
Expected dividend yield	$0.00
Weighted average expected volatility	65%
Weighted average risk-free rate	4.47%
Weighted average expected life (years)	1.19
Share price	$6.99
Weighted average exercise price	$87.04
Weighted average fair value	$0.02